Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Other Assets [Abstract]
Prepaid insurance premiums	$ 45,000	$ 39,000
Deposit for future services	200,000
Security deposit		20,000
Other	31,000	26,000
Prepaid expenses and other current assets	$ 276,000	$ 85,000